Other disclosures - Other exposure to other counterparties (Details) - Other Counterparties Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Spain
Debt Instruments
Risk exposure	€ 260,809	€ 227,813
Off-balance-sheet other than derivatives contingent liabilities and commitments	73,618	77,468
PORTUGAL
Debt Instruments
Risk exposure	45,019	39,804
Off-balance-sheet other than derivatives contingent liabilities and commitments	7,856	7,749
ITALY
Debt Instruments
Risk exposure	25,352	20,093
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,132	4,948
GREECE
Debt Instruments
Risk exposure	12	12
Off-balance-sheet other than derivatives contingent liabilities and commitments		201
IRELAND
Debt Instruments
Risk exposure	14,275	14,262
Off-balance-sheet other than derivatives contingent liabilities and commitments	782	996
Cash, Cash Balance At Central Banks And Other Deposits On Demand | Spain
Debt Instruments
Risk exposure	43,944	21,696
Cash, Cash Balance At Central Banks And Other Deposits On Demand | PORTUGAL
Debt Instruments
Risk exposure	6,784	2,814
Cash, Cash Balance At Central Banks And Other Deposits On Demand | ITALY
Debt Instruments
Risk exposure	188	182
Cash, Cash Balance At Central Banks And Other Deposits On Demand | GREECE
Debt Instruments
Risk exposure	0	0
Cash, Cash Balance At Central Banks And Other Deposits On Demand | IRELAND
Debt Instruments
Risk exposure	0	0
Reverse repurchase agreements | Spain
Debt Instruments
Risk exposure	5,978	7,627
Reverse repurchase agreements | PORTUGAL
Debt Instruments
Risk exposure	239	409
Reverse repurchase agreements | ITALY
Debt Instruments
Risk exposure	11,355	6,243
Reverse repurchase agreements | GREECE
Debt Instruments
Risk exposure	0	0
Reverse repurchase agreements | IRELAND
Debt Instruments
Risk exposure	0	0
Loans and advances - Customers
Debt Instruments
Valuation adjustment	8,023	7,322
Loans and advances - Customers | Spain
Debt Instruments
Risk exposure	208,880	194,817
Loans and advances - Customers | PORTUGAL
Debt Instruments
Risk exposure	34,259	33,403
Loans and advances - Customers | ITALY
Debt Instruments
Risk exposure	12,651	12,284
Loans and advances - Customers | GREECE
Debt Instruments
Risk exposure	12	12
Loans and advances - Customers | IRELAND
Debt Instruments
Risk exposure	11,670	11,875
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure	569	656
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	150	190
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	463	625
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	56	55
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Spain
Debt Instruments
Risk exposure	1,308	1,195
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	18	32
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	581	606
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	1,983	1,718
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure	2	321
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	540	592
Financial assets at amortised cost, category | Debt instruments asset | Spain
Debt Instruments
Risk exposure	128	1,501
Financial assets at amortised cost, category | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	3,569	2,956
Financial assets at amortised cost, category | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	114	153
Financial assets at amortised cost, category | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Financial assets at amortised cost, category | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	26	22
Hedging derivatives, category | Other Than Credit Default Swaps | Spain
Debt Instruments
Risk exposure	2,961	2,417
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL
Debt Instruments
Risk exposure	824	931
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Debt Instruments
Risk exposure	1,163	512
Hedging derivatives, category | Other Than Credit Default Swaps | GREECE
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Debt Instruments
Risk exposure	143	232
Hedging derivatives, category | Credit Default Swap | Spain
Debt Instruments
Risk exposure	49	2
Hedging derivatives, category | Credit Default Swap | PORTUGAL
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Credit Default Swap | ITALY
Debt Instruments
Risk exposure	(1)	0
Hedging derivatives, category | Credit Default Swap | GREECE
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Credit Default Swap | IRELAND
Debt Instruments
Risk exposure	€ 0	€ 0